Annual Fund Operating Expenses	Dec. 31, 2023
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2025
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.76%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.76%
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	1.03%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	1.03%
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.97%
Fee Waiver or Reimbursement	0.21%	[2]
Net Expenses (as a percentage of Assets)	0.76%
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2025
Lazard US Small Cap Equity Select Portfolio | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	1.25%
Fee Waiver or Reimbursement	0.30%	[3]
Net Expenses (as a percentage of Assets)	0.95%	[4]
Lazard US Small Cap Equity Select Portfolio | Open Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Acquired Fund Fees and Expenses	1.57%
Fee Waiver or Reimbursement	0.37%	[3]
Net Expenses (as a percentage of Assets)	1.20%	[4]
Lazard US Small Cap Equity Select Portfolio | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	1.23%
Fee Waiver or Reimbursement	0.33%	[3]
Net Expenses (as a percentage of Assets)	0.90%	[4]

[1]	Restated to reflect current management fees.
[2]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2025, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[3]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[4]	Restated to reflect current expenses.